Warranty Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Accrual balance at beginning of period	$ 160	$ 154
Provision for estimated warranties incurred during the period	53	58
Provision for changes in estimate for pre-existing warranties	(4)	(3)
Settlements made during the period (in cash or in kind)	(56)	(56)
Foreign currency translation and other	(7)	7
Accrual balance at end of period	$ 146	$ 160